Events Subsequent to the Balance Sheet Date	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

NOTE 13 – EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

The Company evaluated all events and transactions that occurred subsequent to the balance sheet date and prior to the date on which these unaudited condensed consolidated financial statements were issued, and determined the following subsequent event necessitated disclosure:

On July 17, 2021 a single Israeli plaintiff filed a request in the Israeli court of Tel Aviv to approve his lawsuit as an Israeli class action lawsuit against the Company. The claim alleges that the Company did not make various documents filed with the Israel Securities Authority’s submission system appropriately accessible for people with disabilities, specifically that certain PDF filings were not prepared in accordance with certain provisions of the Israeli law and regulations regarding accessibility of documents to the disabled. The plaintiff filed requests for approval of similar class action lawsuits on the same day against 17 other companies whose securities are traded on the Tel-Aviv Stock Exchange. The Company believes that the plaintiff’s claims against the Company are without merit and intends to vigorously defend against them.